Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Oct. 03, 2020	Sep. 29, 2019
Lessee, Lease, Description [Line Items]
Operating and Finance Lease Liability			$ 3,695
Operating Lease, Weighted Average Remaining Lease Term			10 years
Finance Lease, Weighted Average Remaining Lease Term			23 years
Operating Lease, Weighted Average Discount Rate, Percent			2.50%
Finance Lease, Weighted Average Discount Rate, Percent			6.30%
Lessee, Operating Lease, Lease Not Yet Commenced			$ 277
Rental expense for operating leases	$ 1,100	$ 900
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating and Finance Lease Liability				$ 3,700
Accrued Rent				300
Sale Leaseback Transaction, Deferred Gain, Gross				300
Capital Leased Assets, Gross				$ 200